4. Income taxes (Tables)	12 Months Ended
Dec. 31, 2015
Components of provision for income taxes

Loss before income taxes:

	2015	2014	2013
	US$’000	US$’000	US$’000

The PRC and Hong Kong	(1,904)	(879)	(157)

The (credit) / provision for income taxes consist of:

	2015	2014	2013
	US$’000	US$’000	US$’000
Current tax expenses:
The PRC and Hong Kong	(72)	8	47

Total current (credit) / provision	(72)	8	47

Deferred tax expenses:
The PRC and Hong Kong	25	10	26

Total deferred provision	25	10	26

Reconciling items from income tax
	2015	2014	2013
	US$’000	US$’000	US$’000

Computed tax using respective companies’ statutory tax rates	(177)	(194)	(49)
Change in valuation allowances	455	93	124
Under-provision for income tax in prior years	(69)	-	-
Non-deductible expenses	(256)	119	(2)

Total (credit) / provision for income tax at effective tax rate	(47)	18	73

Components of deferred tax assets
	2015	2014
	US$’000	US$’000

Tax losses	1,159	1,131
Temporary differences	1	4
Less: Valuation allowances	(958)	(908)

Net deferred tax assets	202	227

ZHEJIANG JIAHUAN
Components of provision for income taxes
	2015	2014	2013
	RMB’000	RMB’000	RMB’000

Income taxes	861	484	19

Reconciling items from income tax
	2015	2014	2013
	RMB’000	RMB’000	RMB’000

Income before income taxes	5,797	5,194	2,327

Computed tax using respective companies’ statutory tax rates	1,119	1,299	582
Tax effect on revenue not subject to tax	(447)	(537)	(20,983)
Tax effect on expenses not deductible for tax purposes	-	-	20,455
Under / (over) provision for income tax in prior years	189	(278)	-
Others	-	-	(35)

Total provision for income tax at effective tax rate	861	484	19

ZHEJIANG TIANLAN
Components of provision for income taxes
	2015	2014	2013
	RMB’000	RMB’000	RMB’000
Current PRC EIT:
Domestic	3,351	2,159	3,110

Income taxes	3,351	2,159	3,110

Deferred tax benefit:	(177)	(1,391)	(447)

Total deferred taxes	(177)	(1,391)	(447)

Reconciling items from income tax
	2015	2014	2013
	RMB’000	RMB’000	RMB’000

Income before income taxes	24,927	14,776	7,961

Computed tax using respective companies’ statutory tax rates	3,767	2,216	1,194
(Over)-provision for income tax in prior years	-	(2,418)	(123)
Temporary differences	(177)	1,575	(445)
Tax effect of revenue not subject to tax	(1,068)	(695)	(242)
Tax effect of expenses not deductible for tax purposes	596	90	2,279
Tax effect of unused tax losses not recognized	56	-	-

Total provision for income tax at effective tax rate	3,174	768	2,663

Components of deferred tax assets
	2015	2014
	RMB’000	RMB’000

Tax losses	-	-
Allowance for doubtful debts	4,527	4,350

Net deferred tax assets	4,527	4,350